Schedule of disaggregated information of revenues by region (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Segment Reporting [Line Items]
Total Revenues	$ 3,467,835	$ 3,057,323
SINGAPORE
Segment Reporting [Line Items]
Total Revenues	2,672,354	2,220,450
MALAYSIA
Segment Reporting [Line Items]
Total Revenues	$ 795,481	$ 836,873